Investment Objectives and Goals	Jul. 31, 2026
Tradr 2X Long AAON Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long AAON Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long AAON Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of AAON. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long AEHR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long AEHR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long AEHR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of AEHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long ASPI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ASPI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ASPI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of ASPI. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long FORM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long FORM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long FORM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of FORM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long GFS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long GFS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long GFS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of GFS. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long HAWK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long HAWK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long HAWK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of HAWK. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long IPGP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IPGP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IPGP Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of IPGP. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long IVES Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long IVES Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IVES Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of IVES. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long KEEL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long KEEL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long KEEL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of KEEL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long LWLG Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long LWLG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long LWLG Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of LWLG. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long MRAM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long MRAM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long MRAM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of MRAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long ONTO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long ONTO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long ONTO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of ONTO. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long SITM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long SITM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SITM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of SITM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long UMC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long UMC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long UMC Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of UMC. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Long XMTR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long XMTR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long XMTR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of XMTR. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short AAPL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2x Short AAPL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short AAPL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short AXTI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short AXTI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short AXTI Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of AXTI. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short COHR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short COHR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short COHR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of COHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short DRAM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short DRAM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short DRAM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of DRAM. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short META Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2x Short Meta Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short META Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of META. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short MSFT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2x Short Msft Daily Etf
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short MSFT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of MSFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.

Tradr 2X Short MU Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short MU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short MU Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of MU. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.